Stockholders' Deficit - Schedule of Warrant Activity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	59	291
Number of Shares, Issued	151,170,482
Number of Shares, Exercised		(24)
Number of Shares, Forfeited
Number of Shares, Expired	(27)	(208)
Number of Shares, Outstanding, Ending balance	151,170,514	59
Number of Shares, Exercisable, Ending balance	151,170,482
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 4,765	$ 5,555
Weighted Average Price Per Share, Issued	0.15
Weighted Average Price Per Share, Exercised
Weighted Average Price Per Share, Forfeited
Weighted Average Price Per Share, Expired
Weighted Average Price Per Share, Outstanding, Ending balance	0.15	$ 4,765
Weighted Average Price Per Share, Exercisable, Ending balance	$ 0.15
Weighted average remaining contractual term	2 years 9 months 3 days
Aggregate intrinsic value	$ 30,292